ACCRUED CONSULTING FEES (Details - Consulting fees payable) - USD ($)	Nov. 30, 2024	May 31, 2024
AccruedConsultingFeesLineItems [Line Items]
Total	$ 1,505,917	$ 1,385,917
Chief Executive Officer [Member]
AccruedConsultingFeesLineItems [Line Items]
Total	848,817	728,817
Wife Of Chief Executive Officer [Member]
AccruedConsultingFeesLineItems [Line Items]
Total	305,200	305,200
Mother Of Chief Executive Officer [Member]
AccruedConsultingFeesLineItems [Line Items]
Total	131,350	131,350
Service Provider [Member]
AccruedConsultingFeesLineItems [Line Items]
Total	144,700	144,700
Service Provider 1 [Member]
AccruedConsultingFeesLineItems [Line Items]
Total	48,000	48,000
Two Other Service Providers [Member]
AccruedConsultingFeesLineItems [Line Items]
Total	$ 27,850	$ 27,850